Putnam Investments 100 Federal Street
Boston, MA 02109
August 6, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Target Date Funds (Reg. No. 333-117134) (811-21598) (the “Trust”) Post-Effective Amendment No. 64 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information for Putnam Retirement Advantage 2070 Fund, dated August 1, 2025, and Prospectus and Statement of Additional Information for Putnam Sustainable Retirement 2070 Fund, dated August 1, 2025, that would have been filed on behalf of Putnam Retirement Advantage 2070 Fund and Putnam Sustainable Retirement 2070 Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 28, 2025.

Any comments or questions on this filing should be directed to Yana D. Guss at 617-951-7109.

Very truly yours,

Putnam Retirement Advantage 2070 Fund
Putnam Sustainable Retirement 2070 Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:	Yana D. Guss, Esq., Ropes & Gray LLP

Bryan C. Sutherland, Esq., Franklin Templeton